Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Terrence A. Duffy[1] ($)	Compensation Actually Paid to Terrence A. Duffy[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Cash Earnings[5] ($ Millions)
					TSR ($)	Peer Group TSR ($)

2023	$23,468,000	$34,175,281	$3,803,969	$4,637,219	$122.76	$146.25	$3,226	$3,573
2022	22,943,077	12,471,976	3,408,739	1,212,892	93.50	119.32	2,691	3,088
2021	22,924,737	26,891,265	3,321,407	4,505,841	121.26	137.19	2,637	2,583
2020	16,118,467	12,115,067	3,046,801	1,882,475	93.66	117.54	2,106	2,572

Company Selected Measure Name	cash earnings
Named Executive Officers, Footnote	Terrence A. Duffy was our PEO for each year presented. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.

2020	2021	2022	2023

John W. Pietrowicz	John W. Pietrowicz	John W. Pietrowicz	Lynne C. Fitzpatrick
Kevin D. Kometer	Kevin D. Kometer	Julie Holzrichter	Julie Holzrichter
Julie Holzrichter	Julie Holzrichter	Sean P. Tully	Derek L. Sammann
Sunil K. Cutinho	Sunil K. Cutinho	Sunil K. Cutinho	Sunil K. Cutinho
John W. Pietrowicz

Peer Group Issuers, Footnote	The "Peer Group TSR" set forth in this table utilizes a custom group of peer companies, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the custom group of peer companies used in our performance graph, respectively. The custom peer group consists of: Cboe Global Markets Inc, Deutsche Boerse Ag, Intercontinental Exchange Inc, London Stock Exchange Group Plc and Nasdaq Inc. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 23,468,000	$ 22,943,077	$ 22,924,737	$ 16,118,467
PEO Actually Paid Compensation Amount	$ 34,175,281	12,471,976	26,891,265	12,115,067
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid" reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with Financial Accounting Standards Board ASC Topic 718. Amounts in the "Exclusion of Stock Awards" column are the amounts from the "Stock Awards" column set forth in the Summary Compensation Table. Amounts in the "Exclusion of Change in Pension Value" column reflect the amounts attributable to the "Change in Pension Value" reported in the Summary Compensation Table. Amounts in the "Inclusion of Pension Service Cost" are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Terrence A. Duffy ($)	Exclusion of Change in Pension Value for Terrence A. Duffy ($)	Exclusion of Stock Awards for Terrence A. Duffy ($)	Inclusion of Pension Service Cost for Terrence A. Duffy ($)	Inclusion of Equity Values for Terrence A. Duffy ($)	Compensation Actually Paid to Terrence A. Duffy ($)

2023	23,468,000	(55,146)	(12,594,380)	24,427	23,332,380	34,175,281
2022	22,943,077	(36,092)	(12,530,269)	25,060	2,070,200	12,471,976
2021	22,924,737	(35,942)	(11,563,324)	24,198	15,541,596	26,891,265
2020	16,118,467	(45,422)	(10,933,603)	23,466	6,952,159	12,115,067

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	3,803,969	(65,419)	(2,082,032)	21,610	2,959,091	4,637,219
2022	3,408,739	0	(1,703,264)	26,028	(518,610)	1,212,892
2021	3,321,407	(28,338)	(1,951,311)	24,227	3,139,856	4,505,841
2020	3,046,801	(72,079)	(1,845,104)	22,351	730,507	1,882,475
The amounts in the "Inclusion of Equity Values" in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Terrence A. Duffy ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Terrence A. Duffy ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Terrence A. Duffy ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Terrence A. Duffy ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Terrence A. Duffy ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Terrence A. Duffy ($)	Total - Inclusion of Equity Values for Terrence A. Duffy ($)

2023	6,481,849	10,556,378	6,294,153	0	0	0	23,332,380
2022	6,530,171	(9,033,730)	5,461,954	(888,195)	0	0	2,070,200
2021	12,602,892	2,049,192	0	889,511	0	0	15,541,596
2020	6,433,902	(2,767,707)	4,962,787	(1,676,822)	0	0	6,952,159

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	1,547,777	1,525,158	0	148,101	(261,945)	0	2,959,091
2022	1,630,119	(2,021,505)	0	(127,224)	0	0	(518,610)
2021	2,126,740	744,382	0	268,733	0	0	3,139,856
2020	1,923,248	(835,552)	0	(357,189)	0	0	730,507

Non-PEO NEO Average Total Compensation Amount	$ 3,803,969	3,408,739	3,321,407	3,046,801
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,637,219	1,212,892	4,505,841	1,882,475
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid" reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with Financial Accounting Standards Board ASC Topic 718. Amounts in the "Exclusion of Stock Awards" column are the amounts from the "Stock Awards" column set forth in the Summary Compensation Table. Amounts in the "Exclusion of Change in Pension Value" column reflect the amounts attributable to the "Change in Pension Value" reported in the Summary Compensation Table. Amounts in the "Inclusion of Pension Service Cost" are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Terrence A. Duffy ($)	Exclusion of Change in Pension Value for Terrence A. Duffy ($)	Exclusion of Stock Awards for Terrence A. Duffy ($)	Inclusion of Pension Service Cost for Terrence A. Duffy ($)	Inclusion of Equity Values for Terrence A. Duffy ($)	Compensation Actually Paid to Terrence A. Duffy ($)

2023	23,468,000	(55,146)	(12,594,380)	24,427	23,332,380	34,175,281
2022	22,943,077	(36,092)	(12,530,269)	25,060	2,070,200	12,471,976
2021	22,924,737	(35,942)	(11,563,324)	24,198	15,541,596	26,891,265
2020	16,118,467	(45,422)	(10,933,603)	23,466	6,952,159	12,115,067

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	3,803,969	(65,419)	(2,082,032)	21,610	2,959,091	4,637,219
2022	3,408,739	0	(1,703,264)	26,028	(518,610)	1,212,892
2021	3,321,407	(28,338)	(1,951,311)	24,227	3,139,856	4,505,841
2020	3,046,801	(72,079)	(1,845,104)	22,351	730,507	1,882,475
The amounts in the "Inclusion of Equity Values" in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Terrence A. Duffy ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Terrence A. Duffy ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Terrence A. Duffy ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Terrence A. Duffy ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Terrence A. Duffy ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Terrence A. Duffy ($)	Total - Inclusion of Equity Values for Terrence A. Duffy ($)

2023	6,481,849	10,556,378	6,294,153	0	0	0	23,332,380
2022	6,530,171	(9,033,730)	5,461,954	(888,195)	0	0	2,070,200
2021	12,602,892	2,049,192	0	889,511	0	0	15,541,596
2020	6,433,902	(2,767,707)	4,962,787	(1,676,822)	0	0	6,952,159

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	1,547,777	1,525,158	0	148,101	(261,945)	0	2,959,091
2022	1,630,119	(2,021,505)	0	(127,224)	0	0	(518,610)
2021	2,126,740	744,382	0	268,733	0	0	3,139,856
2020	1,923,248	(835,552)	0	(357,189)	0	0	730,507

Compensation Actually Paid vs. Total Shareholder Return
DESCRIPTION OF RELATIONSHIP BETWEEN PEO AND OTHER NEO COMPENSATION ACTUALLY PAID AND COMPANY AND PEER GROUP TOTAL SHAREHOLDER RETURN
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company's and Peer Group's cumulative TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
DESCRIPTION OF RELATIONSHIP BETWEEN PEO AND OTHER NEO COMPENSATION ACTUALLY PAID AND NET INCOME
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
DESCRIPTION OF RELATIONSHIP BETWEEN PEO AND OTHER NEO COMPENSATION ACTUALLY PAID AND CASH EARNINGS
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Cash Earnings during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
DESCRIPTION OF RELATIONSHIP BETWEEN PEO AND OTHER NEO COMPENSATION ACTUALLY PAID AND NET INCOME
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the four most recently completed fiscal years.

Tabular List, Table

Cash Earnings
Relative TSR
Net Income Margin

Total Shareholder Return Amount	$ 122.76	93.50	121.26	93.66
Peer Group Total Shareholder Return Amount	146.25	119.32	137.19	117.54
Net Income (Loss)	$ 3,226,000,000	$ 2,691,000,000	$ 2,637,000,000	$ 2,106,000,000
Company Selected Measure Amount	3,573,000,000	3,088,000,000	2,583,000,000	2,572,000,000
PEO Name	Terrence A. Duffy
Additional 402(v) Disclosure	The amounts shown for "Compensation Actually Paid" have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the company's NEOs. These amounts reflect the "Summary Compensation Table Total" with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name	Cash Earnings
Non-GAAP Measure Description	We determined cash earnings to be the most important financial performance measure used to link company performance to "Compensation Actually Paid" to our PEO and Non-PEO NEOs in 2023. More information about cash earnings can be found in the annual bonus section of the Compensation Discussion and Analysis beginning on page 64. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income Margin
PEO | Pension Adjustment, Exclusion Of Change In Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (55,146)	$ 36,092	$ 35,942	$ 45,422
PEO | Equity Award, Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,594,380)	12,530,269	11,563,324	10,933,603
PEO | Pension Adjustment, Inclusion Of Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,427	25,060	24,198	23,466
PEO | Equity Award, Inclusion Of Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,332,380	2,070,200	15,541,596	6,952,159
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,481,849	6,530,171	12,602,892	6,433,902
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,556,378	(9,033,730)	2,049,192	(2,767,707)
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,294,153	5,461,954	0	4,962,787
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(888,195)	889,511	(1,676,822)
PEO | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Adjustment, Exclusion Of Change In Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,419)	0	(28,338)	(72,079)
Non-PEO NEO | Equity Award, Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,082,032)	(1,703,264)	(1,951,311)	(1,845,104)
Non-PEO NEO | Pension Adjustment, Inclusion Of Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,610	26,028	24,227	22,351
Non-PEO NEO | Equity Award, Inclusion Of Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,959,091	(518,610)	3,139,856	730,507
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,547,777	1,630,119	2,126,740	1,923,248
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,525,158	(2,021,505)	744,382	(835,552)
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	148,101	(127,224)	268,733	(357,189)
Non-PEO NEO | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(261,945)	0	0	0
Non-PEO NEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0